Amounts payable and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amounts payable and other liabilities
Accrued liabilities	$ 9,363	$ 3,223
Amounts payable	1,027	147
Accrued interest	496	496
Share-based payment	434
Total amounts payable and other liabilities	$ 11,320	$ 3,866